Schedule of Acquired Intangibles (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 2,753
Acquired Finite-lived Intangible Assets, Useful Life	22 years 6 months
Acquired intangibles not subject to amortization	$ 200
Acquired Intangibles, total	2,953
Customer Relationships
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 375
Acquired Finite-lived Intangible Assets, Useful Life	13 years 3 months 18 days
Operating Permits
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 1,017
Acquired Finite-lived Intangible Assets, Useful Life	26 years 6 months
Use Rights And Other
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 1,361
Acquired Finite-lived Intangible Assets, Useful Life	22 years 1 month 6 days
Use Rights
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles not subject to amortization	$ 200